ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

WANG & LEE GROUP, Inc. (the “Company”) was incorporated in the British Virgin Islands (“BVI”) on May 20, 2021 as an investment holding company. The Company conducts its primary operations through its indirectly wholly owned subsidiary WANG & LEE CONTRACTING LIMITED (“WLHK”) which is incorporated and domiciled in Hong Kong SAR; WLHK provides contract engineering, installation and out-fitting of the following products and services: low voltage (220v/phase 1 or 380v/phase 3) electrical systems, mechanical ventilation and air-conditioning systems (“MVAC”), fire safety systems, and water supply and sewage disposal systems.

The Company owns WANG & LEE HOLDINGS, Inc. (“WL Holdings”) an investment holding company that was incorporated in the BVI on May 27, 2021. The primary purpose of WL Holdings is to hold WLHK. WLHK was incorporated on December 3, 1992, in Hong Kong SAR and provides the services above to large corporate customers that are primary located in Hong Kong SAR.

The following is an organization chart of the Company and its subsidiaries:

GOING CONCERN

As of December 31, 2023, the Company has incurred a net loss of $648,854 and had an accumulated deficit $2,870,676 and its net cash used in operating activities for the year ended December 31, 2023 was $3,814,384. During the year ended December 31, 2023, the Company had an increase of $8,350,000 of ordinary shares, through the private placement on March 20, 2023 and initial public offering on April 24, 2023. As of December 31, 2023, the Company had a working capital of $6,193,533. Accordingly, as of the date of this report, there would not exist substantial doubt on going concern as the Company has adequate resources to continue in business for the foreseeable future and management of the Company are not aware of material uncertainties relating to events or conditions that may cast significant doubt on the Company’s ability to continue as a going concern.

The accompanying audited consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These audited consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.